CONDENSED FINANCIAL STATEMENTS - PARENT COMPANY ONLY	12 Months Ended
Dec. 31, 2011
CONDENSED FINANCIAL STATEMENTS - PARENT COMPANY ONLY

NOTE 19 - CONDENSED FINANCIAL STATEMENTS - PARENT COMPANY ONLY

Balance Sheets
	December 31,
	2011	2010
Assets
Cash - noninterest bearing	$337,704	$583,660
Investment in wholly owned subsidiaries	85,521,824	81,155,647
Other assets	2,755,040	2,417,496
Total assets	$88,614,568	$84,156,803

Liabilities and Stockholders' Equity
Current liabilities	$788,470	$679,876
Guaranteed preferred beneficial interest in junior subordinated debentures	12,372,000	12,372,000
Total liabilities	13,160,470	13,051,876

Stockholders' equity
Preferred Stock - Series C	20,000,000	-
Preferred Stock - Series A	-	15,540,000
Preferred Stock - Series B	-	777,000
Common stock	30,266	30,026
Additional paid in capital	17,367,403	16,962,460
Retained earnings	38,712,194	37,892,557
Accumulated other comprehensive income	289,599	411,188
Unearned ESOP shares	(945,364)	(508,304)
Total Stockholders’ Equity	75,454,098	71,104,927

Total Liabilities and Stockholders’ Equity	$88,614,568	$84,156,803

Condensed Statements of Income

	Years Ended December 31,
	2011	2010
Interest and Dividend Income
Dividends from subsidiary	$3,275,000	$2,500,000
Interest income	33,307	29,068
Interest expense	316,576	321,942
Net Interest Income	2,991,731	2,207,126
Miscellaneous expenses	(703,332)	(600,562)
Income before income taxes and equity in undistributed net income of subsidiary	2,288,399	1,606,564
Federal and state income tax benefit	335,444	303,768
Equity in undistributed net income of subsidiary	537,621	2,855,369
Net Income	$3,161,464	$4,765,701

Condensed Statements of Cash Flows
	Years Ended December 31,
	2011	2010
Cash Flows from Operating Activities
Net income	$3,161,464	$4,765,701
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed earnings of subsidiary	(537,621)	(2,855,369)
Stock based compensation	253,466	-
Increase in other assets	(301,185)	(401,159)
Deferred income tax benefit	(36,357)	(60,782)
Increase in current liabilities	108,595	249,301
Net Cash Provided by Operating Activities	2,648,362	1,697,692

Cash Flows from Financing Activities
Dividends paid	(1,932,099)	(2,043,117)
Proceeds from Small Business Lending Fund Preferred Stock	20,000,000	-
Redemption of Troubled Asset Relief Program Preferred Stock	(16,317,000)	-
Downstream of capital to subsidiary	(3,950,148)	-
Exercise of stock options	121,319	147,799
Excess tax benefits on stock based compensation	-	4,558
Net change in ESOP loan	(406,425)	(62,577)
Redemption of common stock	(409,965)	(24,000)
Net Cash Used in Financing Activities	(2,894,318)	(1,977,337)
Decrease in Cash	(245,956)	(279,645)
Cash at Beginning of Year	583,660	863,305
Cash at End of Year	$337,704	$583,660